Expense Example, No Redemption (USD $)	12 Months Ended
Oct. 31, 2013
Vanguard International Value Fund - Investor Shares | Vanguard International Value Fund
Expense Example, No Redemption:
1 YEAR	$ 44
3 YEAR	138
5 YEAR	241
10 YEAR	542
Vanguard Diversified Equity Fund - Investor Shares | Vanguard Diversified Equity Fund
Expense Example, No Redemption:
1 YEAR	41
3 YEAR	128
5 YEAR	224
10 YEAR	505
Vanguard Emerging Markets Select Stock Fund - Investor Shares | Vanguard Emerging Markets Select Stock Fund
Expense Example, No Redemption:
1 YEAR	96
3 YEAR	300
5 YEAR	520
10 YEAR	$ 1,155